Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 243,503	$ 86,252	$ 106,386
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of plant and equipment	155,903	149,318	136,886
Amortization of intangible assets	30,898	32,895	25,293
Stock-based compensation expense	14,910	8,938	9,835
Pension and postretirement	(3,292)	(3,694)	(11,182)
Multiemployer pension plan withdrawal expense		6,376
Excess tax deficiency / (benefit) from stock-based compensation		207	(1,649)
Amortization of debt issuance costs	4,787	4,804	5,546
Loss on debt extinguishment	1,305	679	1,218
Loss on disposal of assets	5,372	3,599	951
Deferred income taxes	(157,918)	(14,440)	11,042
Inventory step-up expense			5,800
Change in fair value of contingent consideration liability	5,794	1,600	3,700
Equity method investments income, net of cash received	98	(548)
Plant closure costs	7,522
Provision for bad debt expense	3,024	881	368
Changes in assets and liabilities:
Trade accounts receivable, net	(51,040)	(27,452)	8,960
Other receivables	(7,945)	2,685	(1,596)
Inventories	6,904	13,700	(13,086)
Prepaid expenses and other current assets	296	17,063	(13,375)
Other assets	(843)	(993)	478
Accounts payable	9,676	(12,782)	(13,352)
Accrued expenses and other liabilities	10,952	11,806	16,155
Accrued compensation costs	30,075	(15,364)	(7,120)
Accrued income taxes	15,487	17,271	(8,433)
Net cash provided by operating activities	325,468	281,920	262,457
Investing activities
Equity method investments		(11,807)
Purchase of intangible assets		(2,525)
Capital expenditures	(138,358)	(126,865)	(126,756)
Acquisition, net of cash acquired	(33,500)	(15,438)	(617,046)
Proceeds from the sale of property	472	4,881
Net cash used in investing activities	(171,386)	(151,754)	(743,802)
Financing activities
Proceeds from revolving credit facility	422,000	451,000	350,000
Repayments on revolving credit facility	(422,000)	(457,400)	(343,600)
Proceeds from receivables credit facility	89,914	43,001	134,701
Repayments on receivables credit facility	(50,338)	(39,342)	(36,088)
Proceeds from long-term debt			519,763
Repayments on long-term debt	(155,000)	(64,687)	(116,438)
Repayments on long-term financing obligations	(495)
Repayments on capital lease	(22)
Cash dividends paid	(38,722)	(38,736)	(38,729)
Payment of loan amendment and debt issuance costs	(1,488)	(2,250)	(10,790)
Proceeds from other current borrowings	6,214		6,615
Repayments on other current borrowings	(6,214)		(6,615)
Payment of withholding taxes on vested stock awards	(1,884)	(810)	(2,508)
Proceeds from exercises of stock options	1,686	858	896
Proceeds from shares issued to ESPP	947	971	843
Excess tax (deficiency)/ benefit from stock-based compensation		(207)	1,649
Net cash provided by financing activities	(155,402)	(107,602)	459,699
Net increase (decrease) in cash and cash equivalents	(1,320)	22,564	(21,646)
Cash and cash equivalents-beginning of period	29,385	6,821	28,467
Cash and cash equivalents-end of period	$ 28,065	$ 29,385	$ 6,821